Subsequent Events (Details) - USD ($)							1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 08, 2023	Apr. 03, 2023	Feb. 14, 2023	Jan. 10, 2023	Jan. 10, 2023	Nov. 14, 2022	Apr. 22, 2021	Apr. 22, 2021	Mar. 23, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 28, 2023	Apr. 07, 2023	Mar. 31, 2023	Feb. 07, 2023
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)											$ 5
Convertible note payable				$ 500,000	$ 500,000						$ 2,400,000
Threatened litigation, description									the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to be disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by the Company from each such investment transaction closing.
Note offering									$ 12,000,000
Fees reduced percentage							33.00%	33.00%
Aggregate of accountable expenses									$ 230,000		$ 230,000
Purchased shares (in Shares)											367,678	711,092
Warrants issued										$ 1,225,810	$ 1,285,833	$ 2,094,148
Registered shares (in Shares)											125,000,000	125,000,000			125,000,000
Common shares (in Shares)											13,811,499				12,370,002
Aggregate offering price											$ 848,531
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common shares (in Shares)											125,000,000	125,000,000			125,000,000
Maximum [Member]
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)											$ 4
Conversion price (in Dollars per share)						$ 4
Minimum [Member]
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)											$ 2
Conversion price (in Dollars per share)						$ 2
IPO [Member]
Subsequent Events (Details) [Line Items]
Threatened litigation, description									the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to the disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by to the Company from each such investment transaction closing.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible notes		$ 2,000,000
Warrant term				5 years	5 years
Common shares (in Shares)			1,850,000
Common stock of underwriters (in Shares)			2,127,500
Price per share (in Dollars per share)			$ 5
Aggregate offering price			$ 9,250,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)				$ 4
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Conversion price (in Dollars per share)				2
Forecast [Member]
Subsequent Events (Details) [Line Items]
Commission fund														$ 1,000,000
Purchased shares (in Shares)	2,000,000
Forecast [Member] | IPO [Member]
Subsequent Events (Details) [Line Items]
Issued amount														$ 1,230,000
2023A Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)		$ 2
Convertible price per share (in Dollars per share)		$ 2
Percentage of annual rate		12.00%
Warrant price per share (in Dollars per share)				$ 5.5	$ 5.5
Convertible note payable																$ 1,441,497
Convertible notes				$ 500,000	$ 500,000
Sale of convertible notes					$ 200,000
Warrants issued				$ 10
Registered shares (in Shares)																2,570,000
2023A Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Convertible price per share (in Dollars per share)		$ 2
Percentage of annual rate		12.00%
Warrant purchase amount		$ 10
Reduced price per share (in Dollars per share)		$ (2)
Common stock convertible conversion price (in Dollars per share)		2
2023A Convertible Note Payable [Member] | Forecast [Member] | Payment-in-Kind [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)		2
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)				$ 2
Convert per share (in Dollars per share)		$ 2
2023B Convertible Note Payable [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock price (in Dollars per share)				$ (2)
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Percentage of annual rate				12.00%
2023B Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Convertible notes		$ 2,000,000
Convert per share (in Dollars per share)		$ 2
Warrant purchase amount		$ 10
Warrant price per share (in Dollars per share)		$ 4
Warrant term		5 years
Convertible note payable		$ 1.970000											$ 1,970,000
2023B Convertible Note Payable [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)		$ 2
Warrant term		5 years
2023B Convertible Note Payable [Member] | Forecast [Member] | Four Dollars [Member]
Subsequent Events (Details) [Line Items]
Warrant purchase amount		$ 10
2023B Convertible Note Payable [Member] | Forecast [Member] | Two Dollars [Member]
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)		$ 2
Two Dollars [Member] | Forecast [Member] | 2023B Convertible Note Payable [Member]
Subsequent Events (Details) [Line Items]
Warrant price per share (in Dollars per share)		$ 4
2022 Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible note payable																$ 200,000
Board of Directors Chairman [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase price amount	$ 4,000,000
Purchase Agreement [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchased shares (in Shares)	2,000,000